Offsets	Nov. 21, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Centessa Pharmaceuticals plc
Form or Filing Type	S-3
File Number	333-265978
Initial Filing Date	Jul. 01, 2022
Fee Offset Claimed	$ 18,306.55
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 197,481,762.80
Termination / Withdrawal Statement	The registrant previously filed a Registration Statement on Form S-3 (Registration No. 333-265978) with the Securities and Exchange Commission on July 1, 2022 (the "Prior Registration Statement") and declared effective on July 12, 2022, which registered the issuance and sale of securities of up to a maximum aggregate amount of $350,000,000, of which $197,481,762.80 remained unsold upon expiration of the Prior Registration Statement (the "Unsold Securities"). The Registrant paid a filing fee of $18,306.55 in connection with such Unsold Securities (calculated at the fee rate in effect on the filing date of the Prior Registration Statement). Pursuant to Rule 457(p), $18,306.55 in filing fees previously paid and associated with such Unsold Securities is being applied to offset the filing fee payable in connection with this filing. The Registrant has terminated or completed any offerings that included the Unsold Securities under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Centessa Pharmaceuticals plc
Form or Filing Type	S-3
File Number	333-265978
Filing Date	Jul. 01, 2022
Fee Paid with Fee Offset Source	$ 18,306.55